Statements of Cash flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Cash flows from operating activities:
Consolidated net income	$ 297	[1]	$ 66,921	[1]	$ 505	[1]
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Depreciation	12,781		7,929		5,240
Share-based compensation expenses	1,536		547		112
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	21,656		(10,030)		(14,207)
Increase (decrease) in accrued expenses and other payables	(8,891)		15,340		4,173
Net cash provided by operating activities	82,042		109,771		(5,320)
Cash flows from investing activities:
Purchase of property, plant and equipment	(3,653)		(58,444)		(59,858)
Decrease in deposit for purchase of property, plant and equipment			4,543		(4,066)
Increase in fixed deposits maturing over three months	(151,741)		(14,999)		(34,825)
Net cash used in investing activities	(140,383)		(66,928)		(99,410)
Cash flows from financing activities:
Dividend paid	(27,093)		(12,545)		(8,961)
Net cash used in financing activities	(32,877)		(4,163)		(8,961)
Net (decrease) increase in cash and cash equivalents	(91,218)		38,680		(113,691)
Cash and cash equivalents at beginning of year	157,838		118,510		228,067
Cash and cash equivalents at end of year	68,707		157,838		118,510
Parent Company
Cash flows from operating activities:
Consolidated net income	297		66,921		505
Adjustments to reconcile net income attributable to Nam Tai shareholders to net cash provided by operating activities:
Share of net losses (profits) of subsidiaries, net of taxes	17,476		(47,246)		6,753
Depreciation	111		266		221
Share-based compensation expenses	1,536		547		112
Changes in current assets and liabilities:
(Increase) decrease in prepaid expenses and other receivables	(2,553)		228		(371)
Increase (decrease) in accrued expenses and other payables	(929)		(443)		231
Net cash provided by operating activities	15,938		20,273		7,451
Cash flows from investing activities:
Purchase of property, plant and equipment					(4,708)
Decrease in deposit for purchase of property, plant and equipment					433
Increase in fixed deposits maturing over three months	(15,793)		(14,357)		(34,825)
(Increase) decrease in amounts due from subsidiaries	(3,683)		8,979		(5,682)
Net cash used in investing activities	(19,476)		(5,378)		(44,782)
Cash flows from financing activities:
Decrease in amounts due to subsidiaries					(11,194)
Proceeds from loan to a subsidiary					35,371
Dividend paid	(27,093)		(12,545)		(8,961)
Proceeds from shares issued on exercise of options	2,598
Net cash used in financing activities	(24,495)		(12,545)		15,216
Net (decrease) increase in cash and cash equivalents	(28,033)		2,350		(22,115)
Cash and cash equivalents at beginning of year	68,568		66,218		88,333
Cash and cash equivalents at end of year	$ 40,535		$ 68,568		$ 66,218

[1]	"Nam Tai" refers to Nam Tai Electronics, Inc.